SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current income taxes	$ 270	$ 305
Deferred income taxes	4,808	3,478
Provision for income taxes	$ 5,078	$ 3,783